Property and Equipment (Details) - USD ($)	1 Months Ended	3 Months Ended		8 Months Ended	9 Months Ended	12 Months Ended
	Feb. 13, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment [Line Items]
Depreciation expense						$ 460,722	$ 476,275
Successor [Member]
Property and Equipment [Line Items]
Depreciation expense				$ 304,446
Predecessor [Member]
Property and Equipment [Line Items]
Depreciation expense	$ 37,356	$ 113,855	$ 115,388		$ 346,164